MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares	3 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Statement [Line Items]
Fair value increase/decrease	$ 98,524	$ 68,163
Fair value			$ 409,817	$ 311,293